Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Components of Defined Benefit Obligations and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2020	2019
Defined benefit obligation (Note 31)	282	268
Long-term incentive accruals (Note 30)	4	4
Other	12	29
Total	298	301